BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNT POLICIES (Schedule of Future Contractual Lease Payments) (Details)	Jun. 30, 2019 USD ($)
Operating Leases - future payments
2019 (remaining)	$ 81,609
2020	163,218
2021	163,218
2022	163,218
2023	133,296
Total future lease payments, undiscounted	704,559
Less: Implied interest	(238,306)
Total operating lease liabilities	$ 466,253